Arrow ETF Trust

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

June 4, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Arrow ETF Trust

Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A

(File No. 333-177651, CIK No. 0001532206)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Arrow ETF Trust (the “Trust”), on behalf of Arrow Dow Jones Global Yield ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 29, 2020 (Accession No. 0001580642-20-002214).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Sam Singh

Sam Singh

Treasurer